Note 8 (Tables)	12 Months Ended
Dec. 31, 2022
Fair value of financial instruments [Abstract]
Fair value and carrying amount of the financial instruments [Table Text Block]
The fair value of the Group’s financial instruments in the consolidated balance sheets and its corresponding carrying amounts, as of December 31, 2022, 2021 and 2020 are presented below:

Fair value and carrying amount of the financial instruments (Millions of Euros)
		2022		2021		2020
	Notes	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ASSETS
Cash, cash balances at central banks and other demand deposits	9	79,756	79,756	67,799	67,799	65,520	65,520
Financial assets held for trading	10	110,671	110,671	123,493	123,493	105,878	105,878
Non-trading financial assets mandatorily at fair value through profit or loss	11	6,888	6,888	6,086	6,086	5,198	5,198
Financial assets designated at fair value through profit or loss	12	913	913	1,092	1,092	1,117	1,117
Financial assets at fair value through other comprehensive income	13	58,980	58,980	60,421	60,421	69,440	69,440
Financial assets at amortized cost	14	422,061	419,060	372,676	377,451	367,668	374,267
Derivatives – Hedge accounting	15	1,891	1,891	1,805	1,805	1,991	1,991
LIABILITIES
Financial liabilities held for trading	10	95,611	95,611	91,135	91,135	84,109	84,109
Financial liabilities designated at fair value through profit or loss	12	10,580	10,580	9,683	9,683	10,050	10,050
Financial liabilities at amortized cost	22	528,629	525,052	487,893	488,733	490,606	491,006
Derivatives – Hedge accounting	15	3,303	3,303	2,626	2,626	2,318	2,318

Fair value of financial instruments by levels [Table Text Block]	The following table shows the financial instruments carried at fair value in the consolidated balance sheets, broken down by level used to determine their fair value as of December 31, 2022, 2021 and 2020:

Fair Value of Financial Instruments by Levels (Millions of Euros)
	2022			2021			2020
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
ASSETS
Financial assets held for trading	22,710	85,636	2,325	32,371	87,736	3,386	32,555	71,938	1,386
Equity instruments	4,369	—	34	15,925	—	37	11,367	31	60
Debt securities	16,284	7,934	148	11,877	13,725	189	12,790	11,123	57
Loans and advances	1,262	39,562	1,169	615	47,279	2,913	2,379	26,741	1,148
Derivatives	795	38,140	974	3,954	26,732	247	6,019	34,043	121
Non-trading financial assets mandatorily at fair value through profit or loss	5,720	151	1,017	4,378	522	1,186	3,826	381	992
Equity instruments	5,457	40	1,014	4,158	394	751	3,612	57	465
Debt securities	19	111	—	—	128	—	4	324	28
Loans and advances	245	—	3	220	—	435	210	—	499
Financial assets designated at fair value through profit or loss	913	—	—	916	176	—	939	178	—
Equity instruments	—	—	—	—	—	—	—	—	—
Debt securities	913	—	—	916	176	—	939	178	—
Loans and advances	—	—	—	—	—	—	—	—	—
Financial assets at fair value through other comprehensive income	48,235	10,237	508	52,157	7,545	719	60,976	7,866	598
Equity instruments	1,040	58	100	1,178	36	106	961	34	105
Debt securities	47,169	10,179	408	50,952	7,509	613	59,982	7,832	493
Loans and advances	26	—	—	27	—	—	33	—	—
Derivatives – Hedge accounting	4	1,887	—	63	1,733	9	120	1,862	8
LIABILITIES
Financial liabilities held for trading	20,611	73,871	1,129	26,215	64,305	615	27,587	56,127	395
Trading derivatives	746	36,161	1,002	4,755	26,560	389	7,402	34,046	232
Short positions	13,354	133	—	15,124	11	—	11,805	504	3
Deposits	6,511	37,577	127	6,335	37,733	226	8,381	21,577	159
Financial liabilities designated at fair value through profit or loss	—	8,990	1,590	1	8,243	1,439	—	8,558	1,492
Customer deposits	—	700	—	—	809	—	—	902	—
Debt certificates	—	1,698	1,590	1	1,956	1,439	—	3,038	1,492
Other financial liabilities	—	6,592	—	—	5,479	—	—	4,617	—
Derivatives – Hedge accounting	100	3,179	25	53	2,573	—	53	2,250	15

Fair value of financial assets by levels, valuation techniques and inputs [Table Text Block]

Fair value of Financial Instruments by levels. (Millions of Euros)
	2022		2021		2020		Valuation techniques	Observable inputs	Unobservable inputs
	Level 2	Level 3	Level 2	Level 3	Level 2	Level 3
ASSETS
Financial assets held for trading	85,636	2,325	87,736	3,386	71,938	1,386
Equity instruments	—	34	—	37	31	60	Comparable pricing (Observable price in a similar market) Net asset value	- Brokers quotes - Market operations - NAVs published	-NAV provided by the administrator of the fund
Debt securities	7,934	148	13,725	189	11,123	57	Present-value method (Discounted future cash flows) Observed prices in non-active markets	- Issuer´s credit risk - Current market interest rates - Non active markets prices	- Prepayment rates - Issuer´s credit risk - Recovery rates
Loans and advances	39,562	1,169	47,279	2,913	26,741	1,148	Present-value method (Discounted future cash flows)	- Issuer´s credit risk - Current market interest rates - Funding interest rates observed in the market or in consensus services - Exchange rates	- Prepayment rates - Issuer´s credit risk - Recovery rates - Funding interest rates not observed in the market or in consensus services
Derivatives	38,140	974	26,732	247	34,043	121
Interest rate	Interest rate products (Interest rate Swaps, Call money Swaps and FRA): Discounted cash flows
Caps/Floors: Black 76, Hull-White and SABR
Bond options: Black 76
Swaptions: Black, Hull-White and LGM
Other Interest rate Options: Black 76, Hull-White and LGM
Constant Maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
								- Market listed correlations	- Beta - Implicit correlations between tenors - interest rates volatility
Equity							Future and Equity Forward: Discounted future cash flows Equity Options: Local Volatility, Momentum adjustment and Heston		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Foreign exchange and gold							Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local volatility, momentum adjustment		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Credit							Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities							Commodities: Momentum adjustment and discounted cash flows
Non-trading financial assets mandatorily at fair value through profit or loss	151	1,017	522	1,186	381	992
Equity instruments	40	1,014	394	751	57	465	Comparable pricing (Observable price in a similar market) Net asset value	- Brokers quotes - Market operations - NAVs published	- NAV provided by the administrator of the fund
Debt securities	111	—	128	—	324	28	Present-value method (Discounted future cash flows)	- Issuer credit risk - Current market interest rates	- Prepayment rates - Issuer credit risk - Recovery rates
Loans and advances	—	3	—	435	—	499	Specific liquidation criteria regarding losses of the EPA proceedings PD and LGD of the internal models, valuations and specific criteria of the EPA proceedings Discounted future cash flows		- Prepayment rates - Business plan of the underlying asset, WACC, macro scenario - Property valuation
Financial assets designated at fair value through profit or loss	—	—	176	—	178	—	Present-value method (Discounted future cash flows)	- Issuer credit risk - Current market interest rates
Debt securities	—	—	176	—	178	—
Financial assets at fair value through other comprehensive income	10,237	508	7,545	719	7,866	598
Equity instruments	58	100	36	106	34	105	Comparable pricing (Observable price in a similar market) Net asset value	- Brokers quotes - Market operations - NAVs published	- NAV provided by the administrator of the fund
Debt securities	10,179	408	7,509	613	7,832	493	Present-value method (Discounted future cash flows) Observed prices in non-active markets	- Issuer´s credit risk - Current market interest rates - Non active market prices	- Prepayment rates - Issuer credit risk - Recovery rates
Hedging derivatives	1,887	—	1,733	9	1,862	8
Interest rate	Interest rate products (Interest rate Swaps, Call money Swaps and FRA): Discounted cash flows
Caps/Floors: Black, Hull-White and SABR
Bond options: Black 76
Swaptions: Black 76, Hull-White and LGM
Other Interest rate Options: Black 76, Hull-White and LGM
Constant maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
								- Market listed correlations	- Beta - Implicit correlations between tenors - interest rates volatility
Equity							Future and Equity Forward: Discounted future cash flows Equity Options: Local volatility, Black 76, Momentum adjustment and Heston		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Foreign exchange and gold							Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local volatility, momentum adjustment		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Credit							Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities							Commodities: Momentum adjustment and Discounted cash flows

Fair value of financial liabilities by levels, valuation techniques and inputs [Table Text Block]

Fair Value of Financial Instruments by Levels.(Millions of Euros)
	2022		2021		2020
	Level 2	Level 3	Level 2	Level 3	Level 2	Level 3	Valuation techniques	Observable inputs	Unobservable inputs
LIABILITIES
Financial liabilities held for trading	73,871	1,129	64,305	615	56,127	395
Deposits	37,577	127	37,733	226	21,577	159	Present-value method (Discounted future cash flows)	- Interest rate yield - Funding interest rates observed in the market or in consensus services - Exchange rates	- Funding interest rates not observed in the market or in consensus services
Derivatives	36,161	1,002	26,560	389	34,046	232
Interest rate	Interest rate products (Interest rate Swaps, call money Swaps and FRA): Discounted cash flows
Caps/Floors: Black 76, Hull-White and SABR
Bond options: Black 76
Swaptions: Black 76, Hull-White and LGM
Other Interest rate Options: Black 76, Hull-White, SABR and LGM
Constant Maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
								- Market listed correlations	- Beta - Correlation between tenors - Interest rates volatility
Equity							Future and Equity forward: Discounted future cash flows Equity Options: Local volatility, momentum adjustment and Heston		- Volatility of volatility - Assets correlation
Foreign exchange and gold							Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Black 76, Local volatility, momentum adjustment		- Volatility of volatility - Assets correlation
Credit							Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities							Commodities: Momentum adjustment and discounted cash flows
Short positions	133	—	11	—	504	3	Present-value method (Discounted future cash flows)		- Prepayment rates - Issuer´s credit risk - Current market interest rates
Financial liabilities designated at fair value through profit or loss	8,990	1,590	8,243	1,439	8,558	1,492	Present-value method (Discounted future cash flows)	- Prepayment rates - Issuer´s credit risk - Current market interest rates	- Prepayment rates - Issuer´s credit risk - Current market interest rates
Derivatives – Hedge accounting	3,179	25	2,573	—	2,250	15
Interest rate	Interest rate products (Interest rate Swaps, Call money Swaps and FRA): Discounted cash flows
Caps/Floors: Black 76, Hull-White and SABR
Bond options: Black 76
Swaptions: Black, Hull-White and LGM
Other Interest rate Options: Black 76, Hull-White, SABR and LGM
Constant Maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
								- Market listed correlations	- Beta - Implicit correlations between tenors - interest rates volatility
Equity							Future and Equity Forward: Discounted future cash flows Equity Options: Local volatility, momentum adjustment and Heston		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Foreign exchange and gold							Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Black 76, Local Volatility, momentum adjustment		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Credit							Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities							Commodities: Momentum adjustment and discounted cash flows

Unobservable inputs [Table Text Block]	Quantitative information of unobservable inputs used to calculate level 3 valuations is presented below as of December 31, 2022, 2021 and 2020.

Unobservable inputs. December 2022
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Debt Securities	Present value method	Credit spread	—	111	1,538	bp
		Recovery rate	0%	39%	40%	%
	Comparable Pricing		2%	94%	139%	%
Equity/Fund instruments (1)	Net Asset Value
Comparable Pricing
Loans and advances	Present value method	Repo funding curve	0.71%	3.48%	5.52%	Abs Repo rate
Credit Derivatives	Gaussian Copula	Correlation default	26%	44%	58%	%
	Black 76	Price volatility	—	—	—	Vegas
Equity Derivatives	Option models on equities, baskets of equity, funds	Dividends (2)
		Correlations	(93%)	59%	99%	%
		Volatility	7.81	32.62	98.71	Vegas
FX Derivatives	Option models on FX underlyings	Volatility	5.32	11.93	20.73	Vegas
IR Derivatives	Option models on IR underlyings	Beta	0.25%	2%	18%	%
		Correlation rate/credit	(100%)		100%	%
		Correlation rate/inflation	51%	66%	76%	%
(1) Due to the diversity of valuation models of equity valuations, we would not include all the unobservable inputs or the quantitative ranges of them.
(2) The range of unobservable dividends is too wide range to be relevant.

Unobservable inputs. December 2021
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Debt Securities	Present value method	Credit spread	3	125	2,374	bp
		Recovery rate	0%	37%	40%	%
	Comparable Pricing		0.1%	97%	144%	%
Equity/Fund instruments (1)	Net Asset Value
Comparable Pricing
Loans and advances	Present value method	Repo funding curve	(2.71%)	1.16%	4.99%	Abs Repo rate
Credit Derivatives	Gaussian Copula	Correlation default	35%	43%	53%	%
	Black 76	Price volatility	—	—	—	Vegas
Equity Derivatives	Option models on equities, baskets of equity, funds	Dividends (2)
		Correlations	(88%)	60%	99%	%
		Volatility	5.57	26.30	62.00	Vegas
FX Derivatives	Option models on FX underlyings	Volatility	3.96	9.71	16.34	Vegas
IR Derivatives	Option models on IR underlyings	Beta	0.25%	2%	18%	%
		Correlation rate/credit	(100%)		100%	%
		Credit default volatility	—	—	—	Vegas
(1) Due to the diversity of valuation models of equity valuations, we would not include all the unobservable inputs or the quantitative ranges of them.
(2) The range of unobservable dividends is too wide range to be relevant.

Unobservable inputs. December 2020
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Debt securities	Present value method	Credit spread	4	47	564	bp
		Recovery rate	0%	37%	40%	%
	Comparable pricing		0.1%	100%	144%	%
Equity/Fund instruments (1)	Net asset value
Comparable pricing
Loans and advances	Present value method	Repo funding curve	(1.18%)	(0.25%)	0.74%	Abs Repo rate
Credit derivatives	Gaussian Copula	Correlation default	30%	45%	61%	%
	Black 76	Price volatility	—	—	—	Vegas
Equity OTC option	Option models on equities, baskets of equity, funds	Dividends (2)
		Correlations	(77%)	51%	98%	%
		Volatility	6.52	29.90	141.77	Vegas
FX derivatives	Option models on FX underlyings	Volatility	4.11	10.00	16.14	Vegas
IR derivatives	Option models on IR underlyings	Beta	0.25%	2%	18%	%
		Correlation rate/Credit	(100%)		100%	%
		Credit default Volatility	—	—	—	Vegas
(1) Due to the diversity of valuation models of equity valuations, we would not include all the unobservable inputs or the quantitative ranges of them.
(2) The range of unobservable dividends is too wide range to be relevant.

Financial assets level 3 Changes in the year [Table Text Block]
The changes in the balance of level 3 financial assets and liabilities included in the consolidated balance sheets are as follows:

Financial assets level 3: Changes in the year (Millions of Euros)
	2022		2021		2020
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Balance at the beginning	5,301	2,054	2,984	1,902	3,316	2,103
Changes in fair value recognized in profit and loss (1)	289	(131)	338	143	611	296
Changes in fair value not recognized in profit and loss	(62)	14	(47)	(10)	(89)	(4)
Acquisitions, disposals and liquidations (2)	(864)	782	2,531	156	(725)	(652)
Net transfers to level 3	(750)	74	(436)	(80)	549	199
Exchange differences and others	(64)	(50)	(69)	(56)	(160)	(35)
Discontinued operations (3)	—	—	—	—	(518)	(5)
Balance at the end	3,850	2,743	5,301	2,054	2,984	1,902
(1) Profit or loss that is attributable to gains or losses relating to those financial assets and liabilities held as of December 31, 2022, 2021 and 2020. Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabilities (net)”.
(2) Of which, in 2021, the assets roll forward is comprised of €2,742 million of acquisitions and €211 million of disposals. The liabilities roll forward is comprised of €213 million of acquisitions and €57 million of sales.
(3)The balance of 2020 corresponds mainly to the companies in the United States included in the USA Sale (see Notes 3 and 21).

Transfer between levels [Table Text Block]
The financial instruments transferred among the different levels of measurement for the years ended December 31, 2022, 2021 and 2020 are at the following amounts in the consolidated balance sheets as of December 31, 2022, 2021 and 2020:

Transfers among levels. December 2022 (Millions of Euros)
	From:	Level 1		Level 2		Level 3
	To:	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
ASSETS
Financial assets held for trading		683	1	1,909	340	24	911
Non-trading financial assets mandatorily at fair value through profit or loss		—	—	243	—	53	2
Financial assets designated at fair value through profit or loss		—	—	123	—	—	—
Financial assets at fair value through other comprehensive income		1,723	—	715	—	18	83
Derivatives – Hedge accounting		—	—	—	—	—	—
Total		2,407	1	2,990	340	95	996
LIABILITIES
Financial liabilities held for trading		524	—	239	141	—	258
Financial liabilities designated at fair value through profit or loss		—	—	—	221	—	55
Derivatives – Hedge accounting		—	—	—	25	—	—
Total		524	—	239	387	—	313

Transfer among levels (Millions of Euros)
		2021						2020
	From:	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	To:	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
ASSETS
Financial assets held for trading		924	2	35	184	10	637	1,460	11	203	548	4	98
Non-trading financial assets mandatorily at fair value through profit or loss		8	—	—	—	14	23	9	11	4	—	—	17
Financial assets designated at fair value through profit or loss		—	—	—	—	—	—	143	—	—	—	—	—
Financial assets at fair value through other comprehensive income		596	17	506	50	—	6	484	—	135	96	—	6
Derivatives – Hedge accounting		—	—	—	—	—	—	—	—	—	8	—	—
Total		1,528	19	542	234	24	665	2,096	22	342	652	4	121
LIABILITIES
Financial liabilities held for trading		562	—	24	57	15	95	8	3	—	180	—	13
Financial liabilities designated at fair value through profit or loss		—	—	—	38	—	65	—	—	—	56	—	27
Derivatives – Hedge accounting		—	—	—	—	—	—	—	—	—	—	—	—
Total		562	—	24	95	15	160	8	3	—	236	—	40

Financial instruments level 3 sensitivity analysis [Table Text Block]
As of December 31, 2022, the effect on profit for the year and total equity of changing the main unobservable inputs used for the measurement of level 3 financial instruments for other reasonably possible unobservable inputs, taking the highest (most favorable input) or lowest (least favorable input) value of the range deemed probable, would be as follows:

Financial instruments level 3: sensitivity analysis (Millions of Euros)
	Potential impact on consolidated income statement				Potential impact on other comprehensive income
	Most favorable hypothesis		Least favorable hypothesis		Most favorable hypothesis		Least favorable hypothesis
	2022	2021	2022	2021	2022	2021	2022	2021
ASSETS
Financial assets held for trading	33	33	(33)	(57)	—	—	—	—
Loans and advances	1	4	(1)	(4)	—	—	—	—
Debt securities	—	24	—	(24)	—	—	—	—
Equity instruments	25	1	(25)	(25)	—	—	—	—
Derivatives	6	5	(6)	(5)	—	—	—	—
Non-trading financial assets mandatorily at fair value through profit or loss	135	35	(136)	(36)	—	—	—	—
Loans and advances	—	16	—	(5)	—	—	—	—
Debt securities	17	10	(19)	(10)	—	—	—	—
Equity instruments	118	9	(118)	(21)	—	—	—	—
Financial assets designated at fair value through profit or loss	—	—	—	—	—	—	—	—
Financial assets at fair value through other comprehensive income	—	—	—	—	25	41	(25)	(43)
Total	168	68	(169)	(93)	25	41	(25)	(43)
LIABILITIES
Financial liabilities held for trading	7	3	(7)	(3)	—	—	—	—
Total	7	3	(7)	(3)	—	—	—	—

Fair value of financial instruments at amortized cost by levels [Table Text Block]
The following table presents the fair value of key financial instruments carried at amortized cost in the consolidated balance sheets as of December 31, 2022, 2021 and 2020, broken down according to the method of valuation used for the estimation:

Fair value of financial instruments at amortized cost by Levels (Millions of Euros)
	2022			2021			2020
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
ASSETS
Cash, cash balances at central banks and other demand deposits	79,463	—	293	67,581	—	218	65,355	—	165
Financial assets at amortized cost	34,555	13,393	371,112	33,213	13,033	331,205	35,196	15,066	324,005
LIABILITIES
Financial liabilities at amortized cost	77,112	266,194	181,746	91,870	243,847	153,016	90,839	255,278	144,889

Fair value of financial instruments at amortized cost by valuation technique [Table Text Block]
The main valuation techniques and inputs used to estimate the fair value of financial instruments accounted for at amortized cost and classified in levels 2 and 3 is shown below. These are broken down by type of financial instrument and the balances correspond to those as of December 31, 2022, 2021 and 2020:

Fair Value of financial Instruments at amortized cost by valuation technique (Millions of Euros)
	2022		2021		2020		Valuation technique(s)	Main inputs used
	Level 2	Level 3	Level 2	Level 3	Level 2	Level 3
ASSETS
Financial assets at amortized cost	13,393	371,112	13,033	331,205	15,066	324,005	Present-value method (Discounted future cash flows)
Loans and advances to central banks	—	142	—	—	—	—		- Credit spread - Prepayment rates - Interest rate yield
Loans and advances to credit institutions	1,289	14,711	863	12,329	1,883	12,641		- Credit spread - Prepayment rates - Interest rate yield
Loans and advances to customers	1,571	355,247	3,416	318,059	3,904	310,924		- Credit spread - Prepayment rates - Interest rate yield
Debt securities	10,533	1,012	8,755	817	9,279	440		- Credit spread - Interest rate yield
LIABILITIES
Financial liabilities at amortized cost	266,194	181,746	243,847	153,016	255,278	144,889
Deposits from central banks	—	300	—	300	—	207	Present-value method (Discounted future cash flows)	- Issuer´s credit risk - Prepayment rates - Interest rate yield
Deposits from credit institutions	20,546	6,231	14,853	4,916	22,914	4,633
Deposits from customers	230,821	160,278	209,345	137,803	210,097	129,525
Debt certificates	7,240	8,368	10,014	4,391	14,413	4,848
Other financial liabilities	7,587	6,568	9,636	5,606	7,854	5,676